INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income taxes
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Aggregate accumulated deficits	$ (197,726)	$ (261,459)
Current and deferred component of income tax expenses (benefits)
Total Income tax (benefits) expenses	(7,453)	920	640
Non-current deferred tax assets
Non-current deferred tax liabilities, net		(6,564)
PRC
Income taxes
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Withholding income tax rate on dividends generated and payable by a foreign-invested enterprise in PRC to foreign non-resident enterprise investors (as a percent)	10.00%
Deferred tax liability accrued for the Chinese dividend withholding taxes	0
Aggregate accumulated deficits	192,792
Current and deferred component of income tax expenses (benefits)
Current income tax expense	1,019	7	1,495
Deferred income tax (benefit) expense	(8,472)	913	(855)
Total Income tax (benefits) expenses	(7,453)	920	640
Current deferred tax assets
Provision for doubtful accounts	484	836
Accrued payroll and welfare	1,763	1,980
Accrued liabilities-current	1,894
Excessive advertising fees		1
Intangible assets amortization	52	25
Less valuation allowance	(3,565)	(2,842)
Current deferred tax assets, net	628
Non-current deferred tax assets
Accrued Liabilities-non-current	56	88
Excessive advertising fee-non-current	791	2,296
Net operating loss carry forwards	42,606	24,309
Less valuation allowance	(35,855)	(26,693)
Non-current deferred tax assets, net	7,598
Non-current deferred tax liabilities,intangible assets	(6,489)	(6,564)
Non-current deferred tax liabilities, net	$ (6,489)	$ (6,564)